Investment Properties - Key Assumptions and Fair Values of Investment Properties (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 9,621	$ 343	$ 8,169
Bottom of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	0.93%	0.93%	1.03%
Profit margin ratio	12.00%	12.00%	12.00%
Capitalization rate	0.73%	0.73%	0.79%
Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	3.03%	3.03%	4.04%
Profit margin ratio	20.00%	20.00%	20.00%
Capitalization rate	2.20%	2.20%	1.74%
At fair value [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 22,644		$ 18,701